Loans (Aging Analysis Of Past Due And Nonaccrual Loans By Class) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	$ 8,050		$ 14,330
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	524		2,454
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	19		109
Financing Receivable, Recorded Investment, Nonaccrual Status	15,283	[1]	17,468	[2]
Financing Receivable, Recorded Investment, Past Due	23,876		34,361
Financing Receivable, Recorded Investment, Current	654,825		552,675
Total loans	678,701		587,036
SBA held to maturity [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	4,314		1,912
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	264		296
Financing Receivable, Recorded Investment, Nonaccrual Status	2,746	[1]	4,633	[2]
Financing Receivable, Recorded Investment, Past Due	7,324		6,841
Financing Receivable, Recorded Investment, Current	41,594		51,752
Total loans	48,918		58,593
SBA 504 loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due			5,037
Financing Receivable, Recorded Investment, Nonaccrual Status	1,101	[1]	2,562	[2]
Financing Receivable, Recorded Investment, Past Due	1,101		7,599
Financing Receivable, Recorded Investment, Current	30,463		33,839
Total loans	31,564		41,438
Commercial other [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	123
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due			109
Financing Receivable, Recorded Investment, Nonaccrual Status	67	[1]	1,122	[2]
Financing Receivable, Recorded Investment, Past Due	190		1,231
Financing Receivable, Recorded Investment, Current	37,421		22,812
Total loans	37,611		24,043
Commercial real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	347		3,763
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	190
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	14
Financing Receivable, Recorded Investment, Nonaccrual Status	3,785	[1]	3,323	[2]
Financing Receivable, Recorded Investment, Past Due	4,336		7,086
Financing Receivable, Recorded Investment, Current	313,135		257,353
Total loans	317,471		264,439
Commercial real estate construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due			202
Financing Receivable, Recorded Investment, Nonaccrual Status	177	[1]
Financing Receivable, Recorded Investment, Past Due	177		202
Financing Receivable, Recorded Investment, Current	8,081		12,880
Total loans	8,258		13,082
Residential mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due			2,651
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due			1,878
Financing Receivable, Recorded Investment, Nonaccrual Status			2,521	[2]
Financing Receivable, Recorded Investment, Past Due			7,050
Financing Receivable, Recorded Investment, Current			118,182
Total loans			125,232
Residential Construction Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	2,514
Financing Receivable, Recorded Investment, Nonaccrual Status	2,899	[1]
Financing Receivable, Recorded Investment, Past Due	5,413
Financing Receivable, Recorded Investment, Current	170,571
Total loans	175,984
Residential Purchased Mortgages Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	536		134
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due			78
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	5
Financing Receivable, Recorded Investment, Nonaccrual Status	2,828	[1]	2,990	[2]
Financing Receivable, Recorded Investment, Past Due	3,369		3,202
Financing Receivable, Recorded Investment, Current	2,714		3,660
Total loans	6,083		6,862
Home equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	142		833
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	69
Financing Receivable, Recorded Investment, Nonaccrual Status	1,675	[1]	308	[2]
Financing Receivable, Recorded Investment, Past Due	1,886		1,141
Financing Receivable, Recorded Investment, Current	41,818		44,011
Total loans	43,704		45,152
Consumer other [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	9
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	1
Financing Receivable, Recorded Investment, Nonaccrual Status	5	[1]	9	[2]
Financing Receivable, Recorded Investment, Past Due	15		9
Financing Receivable, Recorded Investment, Current	2,420		1,249
Total loans	2,435		1,258
Loans Held for Investment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	7,985		14,330
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	524		2,454
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	19		109
Financing Receivable, Recorded Investment, Nonaccrual Status	15,283	[1]	17,468	[2]
Financing Receivable, Recorded Investment, Past Due	23,811		34,361
Financing Receivable, Recorded Investment, Current	648,217		545,738
Total loans	672,028		580,099
SBA Loans Held for Sale [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	65
Financing Receivable, Recorded Investment, Past Due	65
Financing Receivable, Recorded Investment, Current	6,608		6,937
Total loans	$ 6,673		$ 6,937

[1]	December 31, 2013(In thousands)30-59 days past due60-89 days past due90+ days and still accruingNonaccrual (1)Total past dueCurrentTotal loansSBA loans held for investment$4,314$264$ -$2,746$7,324$41,594$48,918SBA 504 loans - - -1,1011,10130,46331,564Commercial loansCommercial other123 - -6719037,42137,611Commercial real estate347190143,7854,336313,135317,471Commercial real estate construction - - -1771778,0818,258Residential mortgage loansResidential mortgages2,514 - -2,8995,413170,571175,984Purchased residential mortgages536 -52,8283,3692,7146,083Consumer loansHome equity14269 -1,6751,88641,81843,704Consumer other91 -5152,4202,435Total loans held for investment$7,985$524$19$15,283$23,811$648,217$672,028SBA loans held for sale65 - - -656,6086,673Total loans$8,050$524$19$15,283$23,876$654,825$678,701At December 31, 2013, nonaccrual loans included $467 thousand of TDRs and $540 thousand of loans guaranteed by the SBA. The remaining $7.5 million of TDRs are in accrual status because they are performing in accordance with their restructured terms, and have been for at least six months.
[2]	December 31, 2012(In thousands)30-59 days past due60-89 days past due90+ days and still accruingNonaccrual (1)Total past dueCurrentTotal loansSBA loans held for investment$1,912$296$ -$4,633$6,841$51,752$58,593SBA 504 loans5,037 - -2,5627,59933,83941,438Commercial loansCommercial other - -1091,1221,23122,81224,043Commercial real estate3,763 - -3,3237,086257,353264,439Commercial real estate construction -202 - -20212,88013,082Residential mortgage loansResidential mortgages2,6511,878 -2,5217,050118,182125,232Purchased residential mortgages13478 -2,9903,2023,6606,862Consumer loansHome equity833 - -3081,14144,01145,152Consumer other - - -991,2491,258Total loans held for investment$14,330$2,454$109$17,468$34,361$545,738$580,099SBA loans held for sale - - - - -6,9376,937Total loans$14,330$2,454$109$17,468$34,361$552,675$587,036At December 31, 2012, nonaccrual loans included $1.1 million of TDRs and $1.8 million of loans guaranteed by the SBA. The remaining $13.6 million of TDRs are in accrual status because they are performing in accordance with their restructured terms, and have been for at least six months.